Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	J.P. Morgan Exchange-Traded Fund Trust
Prospectus Date	rr_ProspectusDate	Oct. 22, 2018
Document Creation Date	dei_DocumentCreationDate	Oct. 19, 2018